long-term debt (Details) $ in Millions, $ in Millions	Jun. 30, 2020 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CAD ($)	Jun. 30, 2019 CAD ($)
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 16,797		$ 16,813
Lease liabilities	1,721		1,661
Long-term debt	18,518		18,474	$ 16,579
Current liabilities	562		1,332
Non-current	17,956		17,142
TELUS Corporation senior notes
Details of long-term debt
Long-term debt excluding Lease liabilities	14,729		14,479
TELUS Corporation commercial paper
Details of long-term debt
Long-term debt excluding Lease liabilities			1,015
Long-term debt		$ 781	1,015
TELUS Communications Inc. debentures
Details of long-term debt
Long-term debt excluding Lease liabilities	622		621
TELUS International (Cda) Inc. credit facility
Details of long-term debt
Long-term debt excluding Lease liabilities	1,167		431
Other
Details of long-term debt
Long-term debt excluding Lease liabilities	$ 279		$ 267